Fair Value Measurement - Rollforward (Details) - Contingent Consideration - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1, 2021	$ 3,210
Fair value at date of acquisition		$ 4,689
Fair value adjustments	(949)	(1,079)
Payments during the year	(601)	(601)
Accretion expense		201
Balance at September 30, 2021	$ 1,660	$ 3,210